Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred shares authorized	0	0
Preferred shares Issued	10,000,000	10,000,000
Common shares authorized	0	0
Common shares Issued	34,757,396	30,826,796